Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”)	Compensation Actually Paid to PEO(1)	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEOs NEOs(2)(3)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss) ($000s)
							Total Shareholder Return	Peer Group Total Shareholder Return**
	Christopher J. Bilotto
2025	$448,520	$675,508	—	—	$162,137	$301,051	$129.11	$165.09	$(285,881)
2024	341,608	251,245	—	—	136,358	74,782	60.39	127.94	(370,272)
			Jennifer F. Francis
2023	—	—	178,710	508,007	19,090	139,720	96.87	102.75	(293,572)
2022	—	—	123,995	(75,701)*	53,845	(61,296)*	16.21	90.72	(15,774)
2021	—	—	280,424	231,125	103,489	71,960	75.73	116.06	179,926
*
Because our Company does not pay cash compensation to its NEOs, the total compensation from the summary compensation table does not include cash compensation received by our NEOs. The negative values for Compensation Actually Paid in 2022 reflect the decline in value of the share awards granted by us to our NEOs.

**
Peer group total shareholder return is based on the MSCI U.S. REIT/Health Care REIT Index.

(1)
The following table summarizes the applicable deductions and additions for the PEO in the calculation of Compensation Actually Paid to the PEO.

PEO Compensation Actually Paid
Year	PEO Name	Total Compensation Per Summary Compensation Table	Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to PEO
2025	Christopher J. Bilotto	$448,520	$(444,997)	$317,287	$137,126	$164,999	$52,573	$671,985	$675,508

(2)
The only non-PEO NEO for 2025 and 2024 is Matthew C. Brown. The only non-PEO NEOs for 2023 were Richard W. Siedel and Matthew C. Brown. The only non-PEO NEO for 2022 and 2021 was Richard W. Siedel.

(3)
The following table summarizes the applicable deductions and additions for the non-PEO NEO in the calculation of Compensation Actually Paid to the non-PEO NEO.

Average Non-PEO NEOs—Compensation Actually Paid
Year	Total Compensation Per Summary Compensation Table	Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to Non-PEO NEOs
2025	$162,137	$(159,999)	$145,044	$84,604	$32,002	$37,263	$298,913	$301,051

Named Executive Officers, Footnote
(2)
The only non-PEO NEO for 2025 and 2024 is Matthew C. Brown. The only non-PEO NEOs for 2023 were Richard W. Siedel and Matthew C. Brown. The only non-PEO NEO for 2022 and 2021 was Richard W. Siedel.

Peer Group Issuers, Footnote	** Peer group total shareholder return is based on the MSCI U.S. REIT/Health Care REIT Index.
Adjustment To PEO Compensation, Footnote
(1)
The following table summarizes the applicable deductions and additions for the PEO in the calculation of Compensation Actually Paid to the PEO.

PEO Compensation Actually Paid
Year	PEO Name	Total Compensation Per Summary Compensation Table	Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to PEO
2025	Christopher J. Bilotto	$448,520	$(444,997)	$317,287	$137,126	$164,999	$52,573	$671,985	$675,508

Non-PEO NEO Average Total Compensation Amount	$ 162,137	$ 136,358	$ 19,090	$ 53,845	$ 103,489
Non-PEO NEO Average Compensation Actually Paid Amount	$ 301,051	74,782	139,720	(61,296)	71,960
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The following table summarizes the applicable deductions and additions for the non-PEO NEO in the calculation of Compensation Actually Paid to the non-PEO NEO.

Average Non-PEO NEOs—Compensation Actually Paid
Year	Total Compensation Per Summary Compensation Table	Stock Grant Amount	Year End Fair Value of Equity Awards Granted and Unvested During Applicable Year	Change in Fair Value as of Year End of Any Prior Year Awards that Remain Unvested as of Year End	Awards Granted and Vested in the Same Year, at Fair Value as of the Vesting Date	Change in Fair Value as of Year End of Any Prior Year Awards that Vested During Applicable Year	Total Equity Value Reflected in Compensation Actually Paid	Compensation Actually Paid to Non-PEO NEOs
2025	$162,137	$(159,999)	$145,044	$84,604	$32,002	$37,263	$298,913	$301,051

Compensation Actually Paid vs. Total Shareholder Return
*
Because our Company does not pay cash compensation to its NEOs, the total compensation from the summary compensation table does not include cash compensation received by our NEOs. The negative values for Compensation Actually Paid in 2022 reflect the decline in value of the share awards granted by us to our NEOs.

Compensation Actually Paid vs. Net Income
*
Because our Company does not pay cash compensation to its NEOs, the total compensation from the summary compensation table does not include cash compensation received by our NEOs. The negative values for Compensation Actually Paid in 2022 reflect the decline in value of the share awards granted by us to our NEOs.

Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 129.11	60.39	96.87	16.21	75.73
Peer Group Total Shareholder Return Amount	165.09	127.94	102.75	90.72	116.06
Net Income (Loss)	$ (285,881,000)	(370,272,000)	(293,572,000)	(15,774,000)	179,926,000
PEO Name	Christopher J. Bilotto
Christopher J. Bilotto [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 448,520	341,608
PEO Actually Paid Compensation Amount	675,508	251,245
Jennifer F. Francis [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			178,710	123,995	280,424
PEO Actually Paid Compensation Amount			$ 508,007	$ (75,701)	$ 231,125
PEO | Christopher J. Bilotto [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(444,997)
PEO | Christopher J. Bilotto [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	671,985
PEO | Christopher J. Bilotto [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	317,287
PEO | Christopher J. Bilotto [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	137,126
PEO | Christopher J. Bilotto [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	164,999
PEO | Christopher J. Bilotto [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	52,573
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(159,999)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	298,913
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	145,044
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	84,604
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,002
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 37,263